Selected Quarterly Financial Data - Unaudited	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Information [Abstract]
Quarterly Financial Information [Text Block]

Selected Quarterly Financial Data (Unaudited)

	2012 Quarters				2011 Quarters
(Dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$12,416	$13,807	$15,042	$16,443	$12,673	$14,469	$14,235	$14,377
Gross margin	3,486	3,873	4,039	4,157	3,521	4,001	3,897	3,966
Net income attributable to common shareowners	330	1,328	1,415	2,057	1,012	1,318	1,324	1,325
Earnings per share of Common Stock:
Basic – net income	$.37	$1.49	$1.58	$2.28	$1.13	$1.48	$1.49	$1.49
Diluted – net income	$.36	$1.47	$1.56	$2.26	$1.11	$1.45	$1.47	$1.47

Comparative Stock Data (Unaudited)

	2012			2011
Common Stock	High	Low	Dividend	High	Low	Dividend
First quarter	$87.50	$73.62	$.480	$85.46	$77.05	$.425
Second quarter	$83.57	$70.71	$.480	$90.67	$81.19	$.480
Third quarter	$82.56	$70.95	$.535	$91.83	$67.12	$.480
Fourth quarter	$83.64	$74.44	$.535	$80.36	$66.87	$.480